Provision for Reclamation Liabilities (Details) - Schedule of provision for reclamation liabilities - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Provision For Reclamation Liabilities Abstract
Beginning of the period	$ 8,442	$ 6,164
Disbursements	(2,992)	(3,320)
Environmental rehabilitation (recovery) expense	99	5,515
Accretion	53	83
End of the period	5,602	8,442
Provision for reclamation liabilities - current	2,880	3,680
Provision for reclamation liabilities - long-term	2,722	4,762
Total	$ 5,602	$ 8,442